Parent Company Only Condensed Financial Information	12 Months Ended
Mar. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information
2
3
 PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and VIEs’ subsidiaries in accordance with SEC Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.
The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments, or guarantees as of March 31, 2021.
CONDENSED BALANCE SHEETS

	As of March 31,
	2020	2021
	RMB	RMB	US$ Note 2(f)
Cash and cash equivalents	80,553	2,072	316
Amounts due from subsidiaries	1,153,102	1,129,423	172,384
Prepayments and other current assets	10,081	7,934	1,211
Amounts due from related parties	—	5,914	903

Total current assets	1,243,736	1,145,343	174,814

Non-current assets:
Intangible assets, net	723,451	356,689	54,441
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	37,187	42,294	6,455
Investments in other investees	91,362	24,281	3,706

Total non-current assets	852,000	423,264	64,602

Total assets	2,095,736	1,568,607	239,416

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	90,396	92,345	14,096
Accruals and other current liabilities	18,739	17,807	2,718

Total current liabilities	109,135	110,152	16,814

Non-current liabilities:
Deferred tax liabilities	2,485	1,408	215
Other non-current liabilities	3,644	2,151	328

Total non-current liabilities	6,129	3,559	543

Total liabilities	115,264	113,711	17,357

	As of March 31,
	2020	2021
	RMB	RMB	US$ Note 2(f)
SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.00001 p ar value; 49,000,000,000 s hares authorized as of March 31, 2020 and 2021; 2,418,910,250 and 2,432,015,450 shares issued as of March 31, 2020 and 2021, respectively; 2,408,454,175 and 2,215,043,400 shares outstanding as of March 31, 2020 and 2021, respectively)	164	165	25
Class B ordinary shares (US$0.00001 p ar value; 500,000,000 shares authorized as of March 31, 2020 and 2021; 303,234,004 s hares issued and outstanding as of March 31, 2020 and 2021, respectively)	16	16	2
Treasury stock (US$0.00001 p ar value; 10,456,075 and 216,972,050 shares as of March 31, 2020 and 2021)	(6,566)	(126,424)	(19,296)
Additional paid-in capital	9,431,740	9,458,643	1,443,671
Accumulated other comprehensive incom e	201,796	97,145	14,827
Accumulated deficit	(7,646,678)	(7,974,649)	(1,217,170)

Total shareholders’ equity	1,980,472	1,454,896	222,059

Total liabilities and shareholders’ equit y	2,095,736	1,568,607	239,416

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ Note 2(f)
General and administrative expenses	(5,431)	(4,304)	(9,155)	(1,397)
Amortization of intangible assets	(82,436)	(319,188)	(322,230)	(49,182)
Other expense, net	(1,098)	5,308	6,138	937

Loss from operations	(88,965)	(318,184)	(325,247)	(49,642)
Interest income	7,532	4,659	78	12
Loss from subsidiaries, VIEs and VIEs’ subsidiaries	(441,830)	(1,736,959)	(82,563)	(12,603)
Gain/(loss) from investments, net	31,236	(59,050)	89,518	13,663

Loss before income tax and share of results of equity investee	(492,027)	(2,109,534)	(318,214)	(48,570)
Income tax expenses	—	—	(9,757)	(1,489)
Share of results of equity investee	5,752	(114,104)	—	—

Net loss	(486,275)	(2,223,638)	(327,971)	(50,059)
Accretion on convertible redeemable preferred shares to redemption value	(509,904)	—	—	—
Deemed dividends to preferred shareholders	(89,076)	—	—	—

Net loss attributable to MOGU Inc.’s ordinary shareholders	(1,085,255)	(2,223,638)	(327,971)	(50,059)

Net Loss	(486,275)	(2,223,638)	(327,971)	(50,059)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	55,440	105,433	(72,993)	(11,141)
Share of other comprehensive gain/(loss) of equity method investee	938	(145)	—	—
Share of other comprehensive (loss)/income of subsidiaries, VIEs and VIEs’ subsidiaries, net of tax	(1,588)	(7,884)	9,726	1,484
Unrealized securities holding gains, net of tax	26,655	26,597	(41,384)	(6,316)

Total other comprehensive income/(loss)	81,445	124,001	(104,651)	(15,973)

Total comprehensive loss	(404,830)	(2,099,637)	(432,622)	(66,032)

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ Note 2(f)
Net cash provided by operating activities	8,240	5,803	3,322	507
Net cash (used in)/provide by investing activities	(213,639)	(406,144)	37,446	5,715
Net cash provided by/(used in) financing activities	414,872	(29,332)	(119,249)	(18,201)
Net increase/(decrease) in cash and cash equivalents	209,473	(429,673)	(78,481)	(11,979)
Cash and cash equivalents at beginning of year	300,753	510,226	80,553	12,295
Cash and cash equivalents at end of year	510,226	80,553	2,072	316
Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and VIEs’ subsidiaries.
For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, VIEs and VIEs’ subsidiaries” and shares in the subsidiaries, VIEs and VIEs’ subsidiaries’ loss are presented as “Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.